ALLIANCE MUNICIPAL TRUST -NEW JERSEY PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-92.5%
           NEW JERSEY-80.3%
           BERGEN COUNTY
           Series '95
$    500   7/15/97                                 3.50%     $   500,226
           BERGEN COUNTY UTILITY AUTHORITY
           FGIC Pre-Refunded
   1,000   3/15/98                                 3.90        1,026,382
           CALDWELL GO
           FGIC
     470   10/01/97                                3.95          471,380
           CAMDEN COUNTY MUNICIPAL
           UTILITY AUTHORITY
           Sewer Revenue FGIC
   1,500   7/15/97                                 3.55        1,500,025
           CARLSTADT COUNTY
           Refunding Notes
     500   3/01/98                                 3.70          501,451
           EAST WINDOR TOWNSHIP BAN
   5,000   4/17/98                                 3.90        5,013,345
           ESSEX COUNTY IMPROVEMENT AUTHORITY
           (County Asset Sale Proj.)
           Series '95 AMBAC VRDN(a)
   5,500   12/01/25                                4.00        5,500,000
           FORT LEE BAN
           Series '97
   2,320   5/22/98                                 3.90        2,325,950
           GLOUCESTER COUNTY PCR
           (Mobil Oil Co.) VRDN(a)
   2,000   12/01/03                                3.75        2,000,000
           JERSEY CITY BAN
   2,500   9/26/97                                 4.05        2,502,576
           MAHWAH TOWNSHIP SCHOOL DISTRICT
           Temporary Notes
   3,000   7/25/97                                 3.95        3,000,568
           MANCHESTER TOWNSHIP GO
           FGIC
     457   12/01/97                                3.70          458,954
           MERCER COUNTY IMPROVEMENT AUTHORITY
           (Aces Pooled Govt Loan Prog.) VRDN(a)
   3,100   11/01/98                                4.00        3,100,000
           MIDDLESEX BAN
   1,200   6/24/98                                 3.90        1,203,955
           MONMOUTH COUNTY GO
     500   7/01/98                                 3.95          505,094
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (American Water Company)
           Series '97B AMT VRDN(a)
   3,000   5/01/32                                 3.90        3,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Crane's Mill Proj.)
           Series '97C VRDN(a)
   8,000   2/01/04                                 3.90        8,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Epitaxx, Inc.)
           Series '91 AMT VRDN(a)
   5,000   8/01/16                                 4.38        5,000,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Hillcrest Health Services)
           Series '95 VRDN(a)
   7,900   1/01/22                                 4.10        7,900,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Kinder-Care Learning Centers)
           Series D VRDN(a)
     390   10/01/00                                4.35          390,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Merck & Co.) Series '82 VRDN(a)
   1,300   10/01/22                                4.38        1,300,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           Composite Issue
           Series '92U AMT VRDN(a)
   1,835   12/01/02                                4.15        1,835,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Economic Growth)
           Series B AMT VRDN(a)
$  1,435   8/01/04                                 4.20%     $ 1,435,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (Fujinon Inc. Project)
           Series '86 VRDN(a)
     600   3/01/01                                 4.25          600,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (STP Company Project)
           Series '92 VRDN(a)
   2,885   7/01/06                                 4.00        2,885,000
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY PCR
           (Hoffman-LA Roche Inc.) VRDN(a)
   2,800   2/01/05                                 4.13        2,800,000
           NEW JERSEY HEALTH CARE
           FACILITIES FINANCING
           (Shore Memorial Hospital)
           Series C MBIA Pre-Refunded
   2,600   7/01/97                                 3.60        2,652,000
           NEW JERSEY STATE TRANSPORT
           TRUST FUND AUTHORITY
           (Transportation System)
           Series A ETM
   1,000   6/15/98                                 3.91        1,003,578
           NEW JERSEY STATE TURNPIKE AUTHORITY
           (Turnpike Revenue)
           Series '91D FGIC VRDN(a)
   7,000   1/01/18                                 3.80        7,000,000
           NEWARK HEALTHCARE FACILITY REVENUE
           (Urban Renewal Corp. Care Fac.)
           Series A VRDN(a)
   2,990   6/01/30                                 4.40        2,990,000
           PASSAIC COUNTY BAN
           Series '97
   5,000   4/03/98                                 3.85        5,023,630
           PLEASANTVILLE SCHOOL DISTRICT
           Temporary Notes
   4,500   8/28/97                                 3.93        4,502,172
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series '96-5 VRDN(a)
   1,300   8/01/24                                 4.10        1,300,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           (Versatile Structure)
           Series 1 AMT VRDN(a)
   1,000   8/01/28                                 4.15        1,000,000
           PRINCETON TOWNSHIP BAN
           Series '96
   1,400   8/27/97                                 3.85        1,400,887
           PRINCETON TOWNSHIP GO
           Series '86
     500   7/01/97                                 3.55          500,000
           ROSELAND
           General Improvement FGIC
     200   3/15/98                                 3.85          201,708
           SALEM COUNTY PCR
           (Dupont Corp.) Series '82A VRDN(a)
   2,400   3/01/12                                 3.80        2,400,000
           WILDWOOD GO
           FSA
     460   9/15/97                                 4.00          461,300
           WOODBRIDGE TOWNSHIP BAN
   4,000   7/02/97                                 3.85        4,000,006
                                                             ------------
                                                              99,190,187

           ARIZONA-1.6%
           PIMA COUNTY IDA
           (Tucson Electric Power Company)
           Series '90 AMT VRDN(a)
   2,000   5/01/25                                 4.20        2,000,000

           NEW HAMPSHIRE-2.0%
           NEW HAMPSHIRE IDA
           (Connecticut Light & Power Co.)
           Series '86 AMT VRDN(a)
   2,400   11/01/16                                4.25        2,400,000


2



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK-2.4%
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN(a)
$  3,000   11/01/15                                5.80%     $ 3,000,000

           PUERTO RICO-3.3%
           PUERTO RICO GO TRAN
           Series '97A
   4,100   7/30/97                                 3.55        4,101,380

           VIRGINIA-2.9%
           ALEXANDRIA REDEVELOPMENT
           AND HOUSING AUTHORITY MFHR
           (Crystal City Apts. Proj.)
           Series '90A AMT VRDN(a)
   3,600   12/15/18                                4.35        3,600,000

           Total Municipal Bonds
           (amortized cost $114,291,567)                     114,291,567

           COMMERCIAL PAPER-8.7%
           NEW JERSEY-5.5%
           NEW JERSEY ECONOMIC
           DEVELOPMENT AUTHORITY
           (Chambers Cogeneration )
           Series '91 AMT
   2,000   8/21/97                                 3.70        2,000,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY
           AMT
   4,800   7/18/97                                 3.75        4,800,000
                                                             ------------
                                                               6,800,000

           NEW YORK-1.6%
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY FINANCE
           Series 4
   2,000   10/09/97                                3.80        2,000,000

           PUERTO RICO-1.6%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   2,000   7/14/97                                 3.80        2,000,000

           Total Commercial Paper
           (amortized cost $10,800,000)                       10,800,000

           TOTAL INVESTMENTS-101.2%
           (amortized cost $125,091,567)                     125,091,567
           Other assets less liabilities-(1.2%)               (1,512,313)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           123,580,537 shares outstanding)                  $123,579,254


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American municipal bond assurance corporation
     AMT   Alternative minimum tax
     BAN   Bond anticipation note
     ETM   Escrowed to maturity
     FGIC  Financial guaranty insurance company
     FSA   Financial security assurance
     GO    General obligation
     IDA   Industrial development authority
     IDR   Industrial development revenue
     MBIA  Municipal bond investors assurance
     MFHR  Multi-family housing revenue
     PCR   Pollution control revenue
     TRAN  Tax & revenue anticipation note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $4,175,627

EXPENSES
  Advisory fee (Note B)                               $  591,407
  Distribution assistance and administrative
    service (Note C)                                     404,168
  Transfer agency (Note B)                               181,157
  Custodian fees                                          76,705
  Printing                                                20,396
  Audit and legal fees                                    16,814
  Registration fees                                       15,949
  Trustees' fees                                           2,803
  Amortization of organization expense                     2,026
  Miscellaneous                                            9,846
  Total expenses                                       1,321,271
  Less: expense reimbursement and fee waiver            (315,879)
  Net expenses                                                       1,005,392
  Net investment income                                              3,170,235

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                  (3,305)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,166,930


See notes to financial statements.


4



STATEMENT OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1997   JUNE 30,1996
                                                   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  3,170,235    $ 2,562,279
  Net realized loss on investment transactions               -0-           (32)
  Net change in unrealized appreciation of
    investments                                          (3,305)         3,305
  Net increase in net assets from operations          3,166,930      2,565,552

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,170,235)    (2,562,279)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              25,484,266     23,962,316
  Total increase                                     25,480,961     23,965,589

NET ASSETS
  Beginning of year                                  98,098,293     74,132,704
  End of year                                      $123,579,254    $98,098,293


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1997 for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1997, the reimbursement amounted to $197,597. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $100,339 for the year ended June 30, 1997.


6



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $295,704 of which $118,282 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $108,464 of which $91,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $1,283, of which $1,032 expires in 2003 $219, expires in the year 2004 and $32 expires in 2005.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $123,580,537. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                      1997             1996
                                                 -------------    -------------
Shares sold                                       521,386,264      392,300,834
Shares issued on reinvestments of dividends         3,170,235        2,562,279
Shares redeemed                                  (499,072,233)    (370,900,797)
Net increase                                       25,484,266       23,962,316


7



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                        YEAR ENDED JUNE 30,       FEB. 7,1994(A)
                                               ----------------------------------     THROUGH
                                                   1997        1996        1995    JUNE 30,1994
                                               ----------  ----------  ----------  -------------
Net asset value, beginning of period              $1.00       $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                          .027        .028        .029        .008

LESS: DIVIDENDS
Dividends from net investment income              (.027)      (.028)      (.029)      (.008)
Net asset value, end of period                    $1.00       $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (c)                                  2.72%       2.89%       2.93%       2.08%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)      $123,579     $98,098     $74,133     $36,909
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .85%        .82%        .74%        .70%(d)
  Expenses, before waivers and reimbursements      1.12%       1.19%       1.29%       1.93%(d)
  Net investment income (b)                        2.68%       2.84%       2.98%       2.07%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


8



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO

We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statement and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



McGladrey & Pullen, LLP
New York, New York
July 29, 1997


9



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


10



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANJAR